Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Accounts Receivable
7.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2012	2013

Accounts receivable	$23,804	$54,743
Allowance for doubtful accounts	(213)	(145)

Accounts receivable, net	$23,591	$54,598

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2011	2012	2013

Balance at beginning of year	$14	$68	$213
Charge to expenses	51	154	157
Write offs during the year	-	(10)	(229)
Exchange rate differences	3	1	4

Balance at end of year	$68	$213	$145